Commitments and Contingencies (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2017
11. Commitments and Contingencies
Overnight federal funds	$ 110.5
Commitments	2.9
Unfunded commitments	2.2
Investments		$ 3.0
Alloted to each property		$ 1.5
Future cash requirements	$ 309.2